Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net loss	$ (5,952,875)	$ (16,322,779)	$ (12,797,797)
Other comprehensive income (loss) - net of income taxes
Exchange differences on translating foreign operations	3,109	(543,557)	362,679
Comprehensive loss	(5,778,076)	(16,647,661)	(12,468,312)
Discontinued operations [member]
Statement Line Items [Line Items]
Net loss	5,481,757	(7,900,662)	(4,888,946)
Other comprehensive income (loss) - net of income taxes
Exchange differences on translating foreign operations	$ 171,690	$ 218,675	$ (33,194)